Commitments and Contingencies - Summary of Rent Expense to Operating Lease (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 109,000	$ 112,000	$ 345,000	$ 365,000	$ 476,169	$ 441,148